13 Taxes (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	May 15, 2020	Dec. 31, 2019
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Unrecognized tax credits		R$ 131,655		R$ 34,567
Recoverable PIS/Pasep and Cofins Taxes [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Liabilities			R$ 2,965
Adjusted balance	R$ 83,716
Operating revenue	100,931
Financial income	6,522
Amount of tax recoverable	R$ 107,453